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Centennial Government Trust
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6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

Statement of Additional Information dated November 1, 2001, revised July 1, 2002

         This Statement of Additional  Information is not a prospectus.  This document contains additional  information about the Trust and  supplements  information in the Prospectus  dated November 1, 2001. It should be read together with the  Prospectus,  which may be obtained by writing to the Trust's  Transfer  Agent,  Shareholder  Services,  Inc., at P.O. Box 5143,  Denver,  Colorado  80217,  or by
calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                             Page
About the Trust

About Your Account

Financial Information About the Trust

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The  investment  objective  and the  principal  investment  policies of the Trust are described in the  Prospectus.  This  Statement of
Additional  Information contains supplemental  information about those policies and the types of securities that the Trust's investment manager,  Centennial Asset Management  Corporation,  (referred to as, the "Manager") will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's  Investment  Policies.  The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting  portfolio  securities  will vary over time.  The Trust is not required to use all of the  investment  techniques and strategies  described  below at all times in seeking its goal. It may use some of the special  investment  techniques and strategies at some times or not at all.

         The Trust's  objective is to seek a high level of current income  consistent with  preservation of capital and the maintenance of  liquidity.  The  Trust  will not make  investments  with the  objective  of  seeking  capital  growth.  However,  the  value of the securities  held by the Trust may be affected by changes in general  interest  rates.  Because  the  current  value of debt  securities varies  inversely with changes in prevailing  interest rates,  if interest rates increase after a security is purchased,  that security would  normally  decline in value.  Conversely,  if  interest  rates  decrease  after a security  is  purchased,  its value would rise.
However,  those  fluctuations  in value will not  generally  result in  realized  gains or losses to the Trust since the Trust does not usually  intend to dispose of  securities  prior to their  maturity.  A debt  security  held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Trust may sell  securities  prior to their  maturity,  to attempt to take advantage of short-term  market  variations,  or because of a revised  credit  evaluation  of the issuer or other  considerations.  The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

         |X|  Ratings of Securities - Portfolio Quality,  Maturity and Diversification.  Under Rule 2a-7 of the Investment Company Act,
the Trust uses the  amortized  cost method to value its portfolio  securities to determine the Trust's net asset value per share.  Rule
2a-7  imposes  requirements  for the  maturity,  quality and  diversification  of the  securities  which the Trust buys.  The Trust may purchase only those  securities  that the Manager,  under  procedures  approved by the Board of Trustees,  has determined  have minimal credit risk and, as such, are "eligible securities".

         |_|  Quality.  Eligible  securities are  securities  that have received a rating in one of the two highest  short-term  rating categories by a rating  organization.  Rating  organizations  are  designated by the SEC.  Eligible  securities  may be "first tier" or
"second tier"  securities.  First tier  securities  are those that have  received a rating in the highest  category for short term debt obligations  by at least two rating  organizations.  If only one rating  organization  has rated the security,  it must be rated in the highest category for that rating  organization.  U.S.  government  securities and securities issued by a registered money market mutual fund are also first tier securities.

              The Trust may also buy second tier  "conduit  securities".  These  eligible  securities  are  securities  rated by rating organizations  but are not first tier  securities.  Conduit  securities  are municipal  securities  such as industrial  development  or revenue bonds issued to finance  non-government  projects.  The payment of the principal and interest on a conduit  security is not the obligation  of the  municipal  issuer,  but is the  obligation  of another  person who is  ultimately  responsible  for the  payment of principal  and  interest,  such as the user of the  facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated  securities  that the Manager  determines  are  comparable in quality to a first or second tier security by applying  certain  criteria  established  by the Board to determine its  creditworthiness.  These  criteria  require a high quality short term or long-term rating  (depending on the security) from a rating  organization.  Unrated  securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees".

         The Trust may purchase a security  subject to a guarantee if the guarantee is an eligible  security or a first tier  security.
The trust may also purchase a security  subject to a  "conditional"  demand feature if the demand  feature is an eligible  security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

         If a security's  rating is downgraded,  the Manager or the Board of Trustees may have to reassess the security's  credit risk.
If a security is  downgraded,  the Manager or the Board of Trustees will promptly  reassess  whether the security  continues to present minimal credit risk,  reassess the status of the security as an "eligible  security," and take such actions as is  appropriate.  If the
Trust  disposes of the  security  within five days of the Manager  learning of the  downgrade,  the Manager  will  provide the Board of
Trustees  with  subsequent  notice of such  downgrade.  If a  security  is in  default,  or ceases to be an  eligible  security,  or is determined no longer to present  minimal credit risks,  the Board of Trustees must determine  whether it would be in the best interests of the Trust to dispose of the security.

         |_|  Diversification.  With respect to 75% of its total  assets,  the Trust cannot  invest more than 5% of its total assets in securities  issued by one issuer.  It cannot  invest more than 5% of its total assets in  securities  of one issuer unless the security is a first tier  security.  The Trust also cannot  invest more than 1% of its total assets or $1.0  million,  whichever is greater,  in second  tier  securities  of one  issuer.  For  diversification  purposes,  the Trust is  considered  to have  purchased  the  security underlying  a  repurchase  agreement  if the  repurchase  agreement  is fully  collateralized.  For a refunded  security,  the Trust is considered to have the U.S. government  securities  underlying the refunded security.  For conduit securities,  the Trust considers the issuer to be the person ultimately  responsible for payment of the obligation.  If the Trust buys an asset backed security,  the issuer of the security is deemed to be the "special  purpose"  entity which issued the security.  A special  purpose entity is an entity which is organized solely for the purpose of issuing asset backed  securities.  If the asset backed  securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those  obligations  amount to 10% or more of the asset backed  securities  the Trust buys,  that other person or entity is considered  to be the issuer of a pro rata  percentage of the asset backed security.

         The Trust may buy a  security  subject to a demand  feature  or  guarantee.  In this  case,  with  respect to 75% of its total assets,  the Trust may not  invest  more  than 10% of its total  assets in  securities  issued  by or  subject  to demand  features  or guarantees  issued by the same issuer.  If the demand  feature or guarantee  is a second tier  security,  the Trust may not invest more than 5% of its total  assets in  securities  subject to demand  features or  guarantees  from the same  issuer.  And, the Trust may not invest more than 10% of its total assets in  securities  issued by or subject to demand  features or  guarantees  from the same issuer.
However,  if the demand  feature or guarantee is issued by a person who is a  non-controlled  person,  the Trust does not have to limit its  investments to no more than 10% of its total assets in securities  issued by or subject to demand  features or guarantees from the same issuer.

         |_|  Maturity.  The Trust  must  maintain a  dollar-weighted  average  portfolio  maturity  of not more than 90 days,  and the maturity of any single security must not be in excess the maximum  permitted  maturity under Rule 2a-7 (or any other  applicable  rule)
which is currently  397 days from the date of purchase.  The Trust also may buy  adjustable  and floating rate  securities,  enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

         |_|  Demand  Features and  Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.
The Trust also uses demand  features  and  guarantees  to satisfy the  maturity,  quality and  diversification  requirements  described above.  The Trust  considers  the person  which  issues the demand  feature as the person to whom the Trust will look for  payment.  An unconditional  demand  feature is  considered a guarantee  and the Trust looks to the person  making the  guarantee  for payment of the obligation of the underlying security.

         When the Trust buys municipal  securities,  it may obtain a demand  feature from the seller to repurchase the securities  that entitles the Trust to achieve same day  settlement  from the  repurchaser  and to receive an exercise price equal to the amortized cost of the  underlying  security  plus accrued  interest,  if any, at the time of exercise.  Another  type of demand  feature  purchased in conjunction with a Municipal  Security  enables the Trust to sell the underlying  security within a specified period of time at a fixed exercise  price.  The Trust may pay for  demand  features  either  separately  in cash or by paying a higher  price for the  securities acquired  subject to the demand  features.  The Trust will enter into these  transactions  only with banks and  dealers  which,  in the
Manager's  opinion,  present minimal credit risks. The Trust's  purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

         The Trust's  ability to  exercise a demand  feature or  guarantee  will depend on the ability of the bank or dealer to pay for the  securities if the demand  feature or guarantee is exercised.  If the bank or dealer should  default on its  obligation,  the Trust might not be able to recover all or a portion of any loss sustained  from having to sell the security  elsewhere.  Demand  features and guarantees are not  transferable  by the Trust,  and therefore  terminate if the Trust sells the underlying  security to a third party.
The Trust intends to enter into these arrangements to facilitate portfolio  liquidity,  although such arrangements may enable the Trust to sell a security at a  pre-arranged  price which may be higher than the  prevailing  market  price at the time the demand  feature or guarantee is exercised.  Any  considerations  paid by the Trust for the demand  feature  (which  increases the cost of the security and reduces the yield  otherwise  available for the security) will be reflected on the Trust's books as unrealized  depreciation  while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

         |X|  U.S. Government  Securities.  U.S.  government  securities are obligations issued or guaranteed by the U.S. government or its  agencies  or  instrumentalities.  They  include  Treasury  Bills  (which  mature  within one year of the date they are issued) and
Treasury  Notes and Bonds (which are issued with longer  maturities).  All Treasury  securities are backed by the full faith and credit of the United States.

         U.S.  government  agencies and  instrumentalities  that issue or  guarantee  securities  include,  but are not limited to, the
Federal Housing Administration,  Farmers Home Administration,  Export-Import Bank of the United States, Small Business  Administration,
Government National Mortgage  Association,  General Services  Administration,  Bank for Cooperatives,  Federal Home Loan Banks, Federal
Home Loan Mortgage Corporation,  Federal Intermediate Credit Banks, Federal Land Banks, Maritime  Administration,  the Tennessee Valley
Authority  and the  District  of  Columbia  Armory  Board.  The Trust  will not  invest  in  securities  issued  by the  Inter-American
Development  Bank, the  Asian-American  Development Bank and the  International  Bank for  Reconstruction  and Development or in pooled mortgages offered by the Federal Housing Administration or Veterans Administration.

         Securities  issued or guaranteed by U.S.  government  agencies and  instrumentalities  are not always backed by the full faith and credit of the United States.  Some, such as securities  issued by the Federal  National  Mortgage  Association  ("Fannie Mae"), are
backed by the right of the agency or  instrumentality  to borrow from the Treasury.  Others,  such as securities  issued by the Federal
Home Loan Mortgage  Corporation  ("Freddie Mac"), are supported only by the credit of the instrumentality  and not by the Treasury.  If the  securities are not backed by the full faith and credit of the United  States,  the purchaser  must look  principally to the agency issuing  the  obligation  for  repayment  and may not be able to assert a claim  against  the United  States if the  issuing  agency or instrumentality  does  not  meet  its  commitment.  The  Trust  will  invest  in  U.S.  government  securities  of  such  agencies  and instrumentalities  only when the Manager is  satisfied  that the credit risk with respect to such  instrumentality  is minimal and that the security is an Eligible Security.

         |X|  Repurchase  Agreements.  In a repurchase  transaction,  the Trust acquires a security from, and simultaneously resells it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale  price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective  for the period during which the  repurchase  agreement is in effect.  An "approved vendor" may be a U.S.  commercial bank or the U.S.  branch of a foreign bank having total domestic assets of at least $1 billion,  or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities.

         The majority of these  transactions  run from day to day, and delivery  pursuant to the resale typically will occur within one to five days of the  purchase.  The Trust will not enter into a  repurchase  agreement  that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

         Repurchase  agreements are considered  "loans" under the Investment  Company Act,  collateralized by the underlying  security.
The Trust's repurchase  agreements  require that at all times while the repurchase  agreement is in effect, the collateral's value must equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  Additionally,  the Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor the  collateral's  value.
However,  if the vendor fails to pay the resale price on the delivery  date,  the Trust may incur costs in disposing of the  collateral and may experience losses if there is any delay in its ability to do so.

Other Investment Strategies

         o    Floating  Rate/Variable  Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.
The interest rate on a floating rate  obligation is based on a stated  prevailing  market rate, such as a bank's prime rate, the 90-day
U.S.  Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit,  or some other standard.  The rate on the  investment is adjusted  automatically  each time the market rate is adjusted.  The interest rate on a variable rate  obligation is also based on a stated prevailing  market rate but is adjusted  automatically at a specified  interval.  Some variable rate or floating rate  obligations  in which  the  Trust  may  invest  have a demand  feature  entitling  the  holder  to  demand  payment  of an amount approximately  equal to the amortized cost of the instrument or the principal  amount of the  instrument  plus accrued  interest at any time, or at specified  intervals not exceeding the maximum time  permitted  under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

         Variable  rate  demand  notes  may  include  master  demand  notes,  which are  obligations  that  permit  the Trust to invest fluctuating  amounts in a note. The amount may change daily without  penalty,  pursuant to direct  arrangements  between the Trust,  as the note  purchaser,  and the issuer of the note.  The interest  rates on these notes  fluctuate  from time to time. The issuer of this type of obligation  normally has a corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal amount of the  obligation  plus  accrued  interest.  The issuer  must give a specified  number of days'  notice to the holders of those obligations.  Generally,  the changes in the  interest  rate on those  securities  reduce the  fluctuation  in their market  value.  As interest  rates  decrease or  increase,  the  potential  for capital  appreciation  or  depreciation  is less than that for  fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements  between the note purchaser and issuer of the note,  these instruments  generally  will not be  traded.  Generally,  there is no  established  secondary  market for these  types of  obligations, although  they are  redeemable  from the issuer at face  value.  Accordingly,  where  these  obligations  are not secured by letters of credit or other credit  support  arrangements,  the Trust's  right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of  obligations  usually are not rated by credit rating  agencies.  The Trust may invest in  obligations  that are not rated only if the Manager  determines at the time of investment  that they are Eligible  Securities.  The
Manager,  on behalf of the Trust,  will monitor the  creditworthiness  of the issuers of the floating and variable rate  obligations in the Trust's  portfolio  on an ongoing  basis.  There is no limit on the amount of the  Trust's  assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

o        Loans of Portfolio  Securities.  To attempt to increase its income,  the Trust may lend its  portfolio  securities to brokers, dealers and other  financial  institutions.  These loans are limited to not more than 25% of the value of the Trust's  total assets and are subject to other conditions  described below. The Trust will not enter into any securities  lending agreements having a maturity of greater than the maximum time permitted under Rule 2a-7. The Trust  presently does not intend that the value of securities  loaned will exceed 5% of the value of the Trust's  total assets in the coming  year.  There are some risks in lending  securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

         The Trust may receive  collateral for a loan.  Any  securities  received as collateral for a loan must mature in twelve months or less.  Under current  applicable  regulatory  requirements  (which are subject to change),  on each business day the loan collateral must be at least equal to the market value of the loaned  securities.  The  collateral  must  consist of cash,  bank letters of credit,
U.S.  government  securities or other cash  equivalents  in which the Trust is permitted to invest.  To be  acceptable  as  collateral, letters of credit must  obligate a bank to pay amounts  demanded by the Trust if the demand  meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Trust.

         When it lends  securities,  the Trust  receives  from the  borrower  an amount  equal to the  interest  paid or the  dividends declared  on the loaned  securities  during the term of the loan.  It may also  receive  negotiated  loan fees and the  interest on the collateral  securities,  less any finders',  custodian,  administrative  or other fees the Trust pays in connection  with the loan. The
Trust may share the  interest it  receives on the  collateral  securities  with the  borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.
         The  Trust  will not lend its  portfolio  securities  to any  officer,  Trustee,  employee  or  affiliate  of the Trust or its
Manager.  The terms of the Trust's  loans must meet  certain  tests under the  Internal  Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

         o    Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

Investment Restrictions

         |X|  What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Trust has  adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's  outstanding  voting  securities.  Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         |_|  67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         The Trust's  investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of
Additional  Information  are  "fundamental"  only  if  they  are  identified  as  such.  The  Trust's  Board  of  Trustees  can  change non-fundamental  policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in supplements or updates to the Prospectus or this Statement of Additional  Information,  as  appropriate.  The Trust's most  significant investment policies are described in the Prospectus.

|X|      Does the Trust Have Additional  Fundamental  Policies?  The following investment  restrictions are fundamental policies of the
Trust.

         |_|  The Trust cannot  enter into  repurchase  agreements  maturing in more than seven days or purchase  securities  which are restricted as to resale or for which market quotations are not readily  available,  if any such investment would cause more than 10% of the Trust's assets to be invested in such securities;

         |_|  The Trust cannot  borrow money in excess of 10% of the value of its total  assets,  and then only as a temporary  measure for  extraordinary  or emergency  purposes;  provided that the Trust will not make any investment at a time during which such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

         |_|  The Trust  cannot  make  loans,  except  through  (i) the  purchase of debt  securities  listed in the  Prospectus  under
"Investment  Objective and Policies," (ii) the purchase of such debt  securities  subject to repurchase  agreements,  or (iii) loans of securities  as  described  under  "Other  Investment  Strategies  - Loans of Portfolio  Securities,"  in this  Statement of  Additional
Information;

         |_|  The Trust  cannot  invest in  commodities  or commodity  contracts  or invest in  interests in oil, gas or other  mineral exploration or development programs;

         |_|  The Trust cannot invest in real estate;

         |_|  The Trust cannot purchase securities on margin or make short sales of securities;

         |_|  The Trust cannot invest in or hold  securities  of any issuer if those  officers and Trustees of the Trust or its advisor who beneficially  own individually  more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

         |_|  The Trust cannot underwrite securities of other companies; or

         |_|  The Trust cannot invest in securities of other investment companies,  except as they may be acquired as part of a merger, consolidation or acquisition of assets.

|_|      The Trust cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the
Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

|_|      The Trust cannot invest 25% or more of its total assets in any one industry;  however,  for the purposes of this  restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

|_|      The Trust cannot  invest in any debt  instrument  having a maturity in excess of the time period  provided for in Rule 2a-7 of the  Investment  Company  Act of 1940,  or any other  applicable  rule,  or in the case of a debt  instrument  subject to a  repurchase agreement or called for redemption,  unless purchased  subject to a demand feature which may not exceed the time period provided for in
Rule 2a-7, or any other applicable rule.

How the Trust is Managed

Organization and History. The Trust is an open-end,  diversified  management  investment company organized as a Massachusetts  business trust in 1982, with an unlimited number of authorized shares of beneficial interest.

         The Trust is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests of  shareholders  under
Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Trust's activities,  review its performance,  and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder  meetings  from time to time on  important  matters.  Shareholders  of the  Trust  may have the right to call a meeting  to remove a Trustee or to take other action described in the Declaration of Trust.

         The Board of Trustees has an Audit Committee and a Review Committee.  Effective June 25, the members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held six meetings during the Trust's fiscal year ended June 30, 2001.  The Audit Committee provides the Board with recommendations regarding the selection of the Trust's independent auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Trust's independent audit concerning the Trust's internal accounting procedures and controls and selects and nominates for approval by the Board the independent Trustees, among other duties as set forth in the Committee's charter.

         Effective June 25, the members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, Beverly
L. Hamilton, and F. William Marshall, Jr. The Review Committee held six meetings during the fiscal year ended June 30, 2001.  The
Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the services provided to the Trust by the Transfer Agent.  The Review Committee also reviews policies and procedures adopted by the
Trust to comply with the Investment Company Act of 1940 and other applicable law, among other duties as set forth in the Committee's charter.

         |X|  Classes of Shares.  The Trust has a single class of shares of stock.  While that class has no  designation,  it is deemed to be the  equivalent  of Class A for purposes of the  shareholder  account  policies  that apply to Class A shares of the  Oppenheimer funds.  Shares of the Trust are freely  transferable.  Each share has one vote at shareholder  meetings,  with fractional shares voting proportionally  on matters  submitted to a vote of shareholders.  There are no preemptive or conversion  rights and shares  participate equally in the assets of the Trust upon liquidation.

         |X|  Meetings of  Shareholders.  As a Massachusetts  business  trust,  the Trust is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.  The Trust will hold meetings when required to do so by the Investment  Company Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called  by the  Trustees  or upon  proper  request  of the shareholders.

         Shareholders  have the right,  upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Trust, to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10% of the outstanding  shares of the Trust.  If the Trustees  receive a request from at least 10 shareholders stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the  shareholder  lists of the Trust  available to the applicants or mail their  communication  to all other  shareholders  at the applicants' expense.  The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the  outstanding  shares of the Trust,  whichever is less.
The Trustees may also take other action as permitted by the Investment Company Act.

              |_| Shareholder  and Trustee  Liability.  The  Declaration  of Trust  contains an express  disclaimer of  shareholder  or
Trustee liability for the Trust's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the
Trust shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Trust and shall satisfy any judgment on that claim.  Massachusetts  law permits a shareholder of a business trust (such as the Trust) to be held personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Trust  shareholder  will incur  financial loss from being held liable as a "partner" of the Trust is limited to the  relatively  remote  circumstances  in which the Trust would be unable to meet its obligations.

         The Trust's  contractual  arrangements state that any person doing business with the Trust (and each shareholder of the Trust)
agrees  under the  Declaration  of Trust to look  solely to the assets of the Trust for  satisfaction  of any claim or demand  that may arise out of any dealings  with the Trust.  Additionally,  the  Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.

Trustees  and Officers of the Trust.  The Trust's  Trustees and officers  and their  principal  occupations  and business  affiliations during the past five years are listed  below.  Trustees  denoted  with an asterisk (*) below are deemed to be  "interested  persons" of the Trust under the  Investment  Company  Act. All of the Trustees are also  trustees,  directors or managing  general  partners of the following Board II Oppenheimer funds1:

Oppenheimer Cash Reserves                               Oppenheimer Select Managers
Oppenheimer Champion Income Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                         Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                             Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                     Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                             Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                Centennial America Fund, L. P.
Oppenheimer Main Street(R)Funds, Inc.                    Centennial California Tax Exempt Trust
Oppenheimer Main Street(R)Opportunity Fund               Centennial Government Trust
Oppenheimer Main Street(R)Small Cap Fund                 Centennial Money Market Trust
Oppenheimer Municipal Fund                              Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund(R)                          Centennial Tax Exempt Trust

         Messrs.    Zack,Murphy,    Molleur,   Wixted,
Carbuto  and Zack,  and Mses.  Feld,  and Ives who are
officers  of the  Trust,  respectively  hold  the same
offices  with the other  Board II  Oppenheimer  funds.
As of October 9, 2001,  the  Trustees  and officers of
the  Trust  as a  group  owned  less  than  1% of  the
outstanding   shares  of  the  Fund.   The   foregoing
statement  does not  reflect  shares held of record by
an   employee    benefit   plan   for   employees   of
OppenheimerFunds,  Inc. other than shares beneficially
owned  under  that  plan by the  officers  of the Fund
listed below.  Mr. Murphy is the trustee of that plan.

James C. Swain, Chairman,  Chief Executive Officer and
Trustee, Age: 68.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  Vice  Chairman(since  of   OppenheimerFunds,
Inc.  (until  January  2,  2002) and  President  and a
director   of    Inc.Centennial    Asset    Management
Corporation  (the Fund's  Distributor)  (until  1997).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

John V. Murphy, President, Age: 52.
498 Seventh Avenue, New York, New York  10018
Director (since November 2001) of the Manager;
Chairman, Chief Executive Officer and director (since
June 2001) and President (since September 2000) of
OppenheimerFunds, Inc. ("OFI"); President and a
trustee of other Oppenheimer funds; President and a
director (since July 2001) of Oppenheimer Acquisition
Corp. and of Oppenheimer Partnership Holdings, Inc.;
a director (since November 2001) of OppenheimerFunds
Distributor, Inc.; Chairman and a director (since
July 2001) of Shareholder Services, Inc. and of
Shareholder Financial Services, Inc.; President and a
director (since July 2001) of OppenheimerFunds Legacy
Program, a charitable trust program established by
OFI; a director of the following investment advisory
subsidiaries of OFI: OAM Institutional, Inc. (since
November 2001), HarbourView Asset Management
Corporation and OFI Private Investments, Inc. (since
July 2002); President (since November 1, 2001) and a
director (since July 2001) of Oppenheimer Real Asset
Management, Inc.; a director (since November 2001) of
Trinity Investment Management Corp. and Tremont
Advisers, Inc., investment advisory affiliates of
OFI; Executive Vice President (since February 1997)
of Massachusetts Mutual Life Insurance Company, OFI's
parent company; a director (since June 1995) of DBL
Acquisition Corporation; formerly Chief Operating
Officer (from September 2000 to June 2001) of OFI;
President and trustee (from November 1999 to November
2001) of MML Series Investment Fund and MassMutual
Institutional Funds, open-end investment companies; a
director (from September 1999 to August 2000) of C.M.
Life Insurance Company; President, Chief Executive
Officer and director (from September 1999 to August
2000) of MML Bay State Life Insurance Company; a
director (from June 1989 to June 1998) of Emerald
Isle Bancorp and Hibernia Savings Bank, wholly-owned
subsidiary of Emerald Isle Bancorp. A
director/trustee of 63 other investment companies in
the OppenheimerFunds complex.

William L. Armstrong, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following private mortgage banking
companies: Cherry Creek Mortgage Company (since
1991), Centennial State Mortgage Company (since
1994), The El Paso Mortgage Company (since 1993),
Transland Financial Services, Inc. (since 1997);
Chairman of the following private companies: Great
Frontier Insurance (insurance agency) (since 1995)
and Ambassador Media Corporation (since 1984); a
director of the following public companies: Storage
Technology Corporation (computer equipment company)
(since 1991), Helmerich & Payne, Inc. (oil and gas
drilling/production company) (since 1992),
UNUMProvident (insurance company) (since 1991).
Formerly Director of International Family
Entertainment (television channel) (1992 - 1997) and
Natec Resources, Inc. (air pollution control
equipment and services company) (1991-1995), Frontier
Real Estate, Inc. (residential real estate brokerage)
(1994-1999), and Frontier Title (title insurance
agency) (1995-June 1999); a U.S. Senator (January
1979-January 1991). Oversees 41 portfolios in the
OppenheimerFunds complex.

Robert G. Avis, Trustee, Age: 70.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly,   (until   February   2001)   Director   and
President  of  A.G.  Edwards  Capital,  Inc.  (General
Formerly  Mr.  Avis  held  the  following   positions:
Director and President of A.G. Edwards  Capital,  Inc.
(General  Partner  of  private  equity  funds)  (until
February   2001);   Chairman,   President   and  Chief
Executive  Officer  of  A.G.  Edwards  Capital,   Inc.
(until  March  2000);  Vice  Chairman  and Director of
A.G.  Edwards,  Inc. and Vice Chairman of A.G. Edwards
&  Sons,  Inc.  (its  brokerage  company   subsidiary)
(until - March 1999);  Chairman of A.G.  Edwards Trust
Company  and  A.G.E.   Asset  Management   (investment
advisor) (until - March 1999);  and a Director of A.G.
Edwards & Sons and A.G.  Edwards Trust Company  (until
-  March  2000).   Oversees  41   portfolios   in  the
OppenheimerFunds complex.

George C. Bowen, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until April 1999) Mr. Bowen held the
following positions: Senior Vice President (from
September 1987) and Treasurer (from March 1985) of
OppenheimerFunds, Inc.; Vice President (from June
1983) and Treasurer (since March 1985) of
OppenheimerFunds Distributor, Inc.; Senior Vice
President (since February 1992), Treasurer (since
July 1991) Assistant Secretary and a director (since
December 1991) of OppenheimerFunds, Inc.; Vice
President (since October 1989) and Treasurer (since
April 1986) of HarbourView Asset Management
Corporation an investment advisory subsidiary of
OppenheimerFunds, Inc.; President, Treasurer and a
director of Centennial Capital Corporation (June 1989
- January 1990), an investment advisory subsidiary of
the Manager; Vice President and Treasurer (since
August 1978) and Secretary (since April 1981) of
Shareholder Services, Inc., a transfer agent
subsidiary of OppenheimerFunds, Inc.; Vice President,
Treasurer and Secretary of Shareholder Financial
Services, Inc. (since November 1989), a transfer
agent subsidiary of OppenheimerFunds, Inc.; Assistant
Treasurer of Oppenheimer Acquisition Corp. (since
March 1998), OppenheimerFunds, Inc.'s parent
corporation; Treasurer of Oppenheimer Partnership
Holdings, Inc. (since November 1989), a holding
company subsidiary of OppenheimerFunds, Inc.; Vice
President and Treasurer of Oppenheimer Real Asset
Management, Inc. (since July 1996), an investment
advisory subsidiary of OppenheimerFunds, Inc.; Chief
Executive Officer and director of MultiSource
Services, Inc., a broker-dealer subsidiary of
OppenheimerFunds, Inc. (since March 1996); Treasurer
of OppenheimerFunds International Ltd. and
Oppenheimer Millennium Funds plc (since October
1997), offshore fund management subsidiaries of
OppenheimerFunds, Inc.. Oversees 41 portfolios in the
OppenheimerFunds complex.

Edward L. Cameron, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Genetic ID, Inc. and its  subsidiaries,  a
privately  held biotech  company (since March 2001); a
member  of The  Life  Guard of  Mount  Vernon,  George
Washington's  home  (since  June  2000).   Formerly  a
partner    with    PricewaterhouseCoopers    LLP   (an
accounting firm) (from 1974-1999) and Chairman,  Price
Waterhouse LLP Global Investment  Management  Industry
Services   Group   (from   1994-1998).   Oversees   41
portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman   and   Director   of  Rocky   Mountain   Elk
Foundation, a not-for-profit  foundation (since 1998);
and a director  of P.R.  Pharmaceuticals,  a privately
held company  (since  October 1999) and  UNUMProvident
(insurance  company)  (since June 1,  2002).  Formerly
Mr. Fossel held the following positions:  Chairman and
a director  (until  October  1996) and  President  and
Chief  Executive   Officer  (until  October  1995)  of
OppenheimerFunds,  Inc.;  President,  Chief  Executive
Officer  and a  director  of  Oppenheimer  Acquisition
Corp.,  Shareholder  Services,  Inc.  and  Shareholder
Financial   Services,   Inc.   (until  October  1995).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

Sam Freedman, Trustee, Age: 61.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October 1994) Mr.  Freedman held the
following  positions:  Chairman  and  Chief  Executive
Officer  of  OppenheimerFunds  Services  (from  August
1980);   Chairman,   Chief  Executive  Officer  and  a
director of  Shareholder  Services,  Inc. (from August
1980); Chairman,  Chief Executive Officer and director
of   Shareholder   Financial   Services,   Inc.  (from
November   1989);   Vice  President  and  director  of
Oppenheimer  Acquisition Corp. (from October 1990) and
a  director  of  the  Manager  (from  October   1990).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

Richard F. Grabish*, Trustee, Age: 53.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President, Assistant Director of Sales
and Marketing (since March 1997), and Manager of
Private Client Services (since June 1985) for A.G.
Edwards & Sons, Inc. (broker/dealer and investment
firm). Chairman and Chief Executive Officer of A.G.
Edwards Trust Company (since March 2001); Director of
A.G. Edwards & Sons, Inc. (since March 1988).
Formerly (until March 1987) President and Vice
Chairman of A.G. Edwards Trust Company. Oversees 6
portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton, Trustee, Age 55.
6803 South Tucson Way, Englewood, Colorado 80112
Director  of  MML  Services,   an  investment  company
(since April 1987),  America  Funds  Emerging  Markets
Growth Fund,  an  investment  company  (since  October
1991),  The  California   Endowment,   a  philanthropy
organization   (since  April  2002),   and   Community
Hospital  of  Monterey   Peninsula,   (since  February
2002),  a Trustee of Monterey  International  Studies,
an educational  organization  (since  February  2000),
and an advisor to Unilever  (Holland)'s  pension  fund
and to Credit  Suisse First  Boston's  Sprout  venture
capital  unit.  Mrs.  Hamilton also is a member of the
investment  committees of the Rockefeller  Foundation,
the  University  of Michigan  and  Hartford  Hospital.
Formerly,  Mrs. Hamilton held the following  position:
President ARCO Investment  Management  Company,  (from
February   1991  until   April   2000).   Oversees  40
portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee,  Age 57.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Jones  Knowledge,  Inc., a privately  held
company  (since 2001),  director of U.S.  Exploration,
Inc.,  (since 1997),  director of Colorado  UpLIFT,  a
non-profit  organization (since 1986) and a Trustee of
the  Gallagher   Family   Foundation,   (since  2000).
Formerly,  Mr.  Malone held the  following  positions:
Chairman  of U.S.  Bank  (formerly  Colorado  National
Bank) a subsidiary of U.S.  Bancorp (from July 1, 1996
until April 1, 1999);  Chairman of the Board and Chief
Executive  Officer  of  Colorado  National  Bank (from
December  18,  1992 until July 1,  1996);  director of
Commercial Assets, Inc. (from 1993 to 2000).  Oversees
40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Trustee  (since  1996)  of  MassMutual   Institutional
Funds  and of MML  Series  Investment  Fund  (open-end
investment  companies).  Formerly  Chairman  of  SIS &
Family Bank, F.S.B.  (formerly SIS Bank) (January 1999
- July 1999);  President,  Chief Executive Officer and
Director  of  SIS   Bankcorp.,   Inc.   and  SIS  Bank
(formerly  Springfield  Institution  for Savings) (May
1993 - December  1998);  Executive  Vice  President of
Peoples Heritage  Financial Group,  Inc. (January 1999
- July 1999);  Chairman and Chief Executive  Office of
Bank of Ireland  First  Holdings,  Inc.  and First New
Hampshire  Banks  (June 1990 - May 1993).  Oversees 41
portfolios in the OppenheimerFunds complex.

Carol E. Wolf,  Vice President and Portfolio  Manager,
Age: 49.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since June 2000) of
OppenheimerFunds, Inc.; an officer and portfolio
manager of other Oppenheimer funds; formerly Vice
President of OppenheimerFunds, Inc. (June 1990 - June
2000).

Barry D. Weiss, Vice President and Portfolio Manager,
Age: 37.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President (since June 2001) of OppenheimerFunds,
Inc.; an officer and portfolio manager of other
Oppenheimer funds; formerly Senior Credit Analyst of
the Manager (February 2000 - June 2001); formerly
Associate Director, Fitch IBCA Inc. (April 1998 -
February 2000); formerly News Director, Fitch
Investors Service (September 1996 - April 1998);
formerly Senior Budget Analyst, City of New York,
Office of Management & Budget (February 1990 -
September 1996).

Robert G. Zack,  Vice  President and  Secretary,  Age:
53.
498 Seventh Avenue, New York, New York 10018
Senior Vice President (since May 1985) and General
Counsel (since February 2002) of OppenheimerFunds,
Inc.; Assistant Secretary of Shareholder Services,
Inc. (since May 1985), Shareholder Financial
Services, Inc. (since November 1989);
OppenheimerFunds International Ltd. and Oppenheimer
Millennium Funds plc (since October 1997); an officer
of other Oppenheimer funds; formerly, Acting General
Counsel (November 2001-February 2002) and Associate
General Counsel (1984 - October 2001).

Brian W. Wixted, Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March
1999)  of  OppenheimerFunds,  Inc.;  Treasurer  (since
March   1999)   of   HarbourView    Asset   Management
Corporation,  Shareholder Services,  Inc., Oppenheimer
Real   Asset   Management   Corporation,   Shareholder
Financial Services,  Inc. and Oppenheimer  Partnership
Holdings,  Inc.,  of  OFI  Private  Investments,  Inc.
(since    March   2000)   and   of    OppenheimerFunds
International  Ltd. and Oppenheimer  Millennium  Funds
plc (since May 2000);  Treasurer  and Chief  Financial
Officer   (since  May  2000)  of   Oppenheimer   Trust
Company;  Assistant  Treasurer  (since  March 1999) of
Oppenheimer  Acquisition Corp. and of the Manager;  an
officer   of   other   Oppenheimer   funds;   formerly
Principal and Chief Operating  Officer,  Bankers Trust
Company - Mutual Fund Services  Division (March 1995 -
March  1999);   Vice  President  and  Chief  Financial
Officer  of  CS  First  Boston  Investment  Management
Corp. (September 1991 - March 1995).

Denis R. Molleur, Assistant Secretary, Age: 44.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of
OppenheimerFunds, Inc. (since July 1999); an officer
of other Oppenheimer funds; formerly a Vice President
and Associate Counsel of OppenheimerFunds, Inc.
(September 1991 - July 1999).

Katherine P. Feld, Assistant Secretary, Age: 43.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of
OppenheimerFunds, Inc (since July 1999); Vice
President of OppenheimerFunds Distributor, Inc.
(since June 1990); an officer of other Oppenheimer
funds; formerly a Vice President and Associate
Counsel of OppenheimerFunds, Inc. (June 1990 - July
1999).

Kathleen T. Ives, Assistant Secretary, Age: 36.
6803 South Tucson Way, Englewood, CO 80112
Vice    President    and    Assistant    Counsel    of
OppenheimerFunds,  Inc (since June  1998);  an officer
of other  Oppenheimer  funds;  formerly  an  Assistant
Vice    President    and    Assistant    Counsel    of
OppenheimerFunds,  Inc. (August 1997 - June 1998); and
Assistant  Counsel of  OppenheimerFunds,  Inc. (August
1994 - August 1997).

o        Remuneration  of  Trustees.  The  officers of
the Trust are affiliated  with the Manager and receive
no  salary  or  fee  from  the  Trust.  The  remaining
Trustees of the Trust received the compensation  shown
below.  The  compensation  from  the  Trust  was  paid
during  its  fiscal  year  ended  June 30,  2001.  Mr.
Swain was  affiliated  with the Manager  until January
2,  2002.  The  compensation  from all of the Board II
Oppenheimer   funds   includes   the   Trust   and  is
compensation   received   as  a   director,   trustee,
managing  general  partner or member of a committee of
the Board during the calendar year 2000.

                                              -------------------------- ------------------------------------------

                                                                                                                                                                               Total Compensation
                                                                                                                                                                                from all Board II
Trustee's Name                                                            Aggregate Compensation                                                                               Oppenheimer Funds2
and Other Positions                                                             from Trust1                                                                                        (41 Funds)

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   William L. Armstrong                                $1,599                             $49,270
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Robert G. Avis                                      $1,867                             $72,000
   Review Committee Member
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   George C. Bowen                                     $1,613                             $55,948
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Edward L. Cameron                                   $1,228                             $26,709
   Audit Committee Chairman
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Jon S. Fossel                                       $2,024                             $77,880
   Review Committee Chairman
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Sam Freedman                                        $2,117                             $80,100
   Review Committee Member
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Richard F. Grabish                                    $62                                $0
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   Beverly Hamilton3                                    None                               None
   Review Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   C. Howard Kast4                                     $2,245                             $86,150

   ------------------------------------------ -------------------------- ------------------------------------------
                                              -------------------------- ------------------------------------------

   Robert M. Kirchner4                                 $2,036                             $76,950

   ------------------------------------------ -------------------------- ------------------------------------------
                                              -------------------------- ------------------------------------------

   Robert J. Malone3                                    None                               None
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
                                              -------------------------- ------------------------------------------

   F. William Marshall, Jr.                             $828                              $3,768
   Review Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------

     * Effective July 1, 2000,  William A. Baker and Ned M. Steel resigned as Trustees of the Trust and  subsequently  became  Trustees
     Emeritus  of the Trust.  For the fiscal  year  ended  June 30,  2001,  Messrs.  Baker and Steel  each  received  $1,474  aggregate compensation from the Trust and for the calendar year ended December 31, 2000, they each received $63,999 total  compensation from all Board II Oppenheimer funds.  Effective April 5, 2001,  Raymond J. Kalinowski  resigned as Trustee of the Trust. For the fiscal year ended June 30, 2001, Mr.  Kalinowski  received $1,447 aggregate  compensation  from the Trust and for the calendar year ended
     December 31, 2000, he received $73,500 total compensation from all Board II Oppenheimer funds.

1.       For the Trust's fiscal year end June 30, 2001.
     For the 2000 calendar year.

3.       Mrs.  Hamilton and Mr. Malone were elected as  Directors/Trustees  of the Board II Funds  effective June 1, 2002 and therefore did not receive  compensation  from any of the Board II Funds  during the Fund's  fiscal year ended June 30,  2001or  calendar year 2000.
4.       Effective July 1, 2002, Messrs. Kast and Kirchner retired as Directors/Trustees from the Board II funds.

o        Deferred  Compensation Plan for Trustees.  The Trustees have adopted a Deferred  Compensation Plan for disinterested  Trustees that  enables  them to elect to defer  receipt of all or a portion  of the annual  fees they are  entitled  to receive  from the Trust.
Under the plan, the  compensation  deferred by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.  The amount paid to the Trustee  under this plan will be determined based upon the performance of the selected funds.

         Deferral of fees of the Trustees  under this plan will not  materially  affect the Trust's  assets,  liabilities or net income per  share.  This  plan  will not  obligate  the  Trust to  retain  the  services  of any  Trustee  or to pay any  particular  level of compensation  to any  Trustee.  Pursuant to an Order issued by the  Securities  and  Exchange  Commission,  the Trust may invest in the funds selected by any Trustee under this plan without  shareholder  approval for the limited  purpose of  determining  the value of the
Trustees' deferred fee accounts.

         |X|  Major  Shareholders.  As of  October  9,  2001 the only  person  who  owned of  record  or was  known by the Trust to own beneficially 5% or more of the Trust's  outstanding  retail shares was A.G. Edwards & Sons, Inc., 1 North Jefferson Avenue,  St. Louis,
Missouri  63103,  which owned  1,617,124,608.150  shares of the Trust which was 94.85% of the  outstanding  shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The  Manager.  The  Manager,  Centennial  Asset  Management  Corporation,  is  wholly-owned  by  OppenheimerFunds,  Inc.,  which  is  a wholly-owned  subsidiary of  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by  Massachusetts  Mutual Life  Insurance
Company.

         The portfolio  managers of the Trust are  principally  responsible  for the  day-to-day  management of the Trust's  investment portfolio.  Other members of the  Manager's  fixed-income  portfolio  department,  particularly  security  analysts,  traders and other portfolio  managers,  have broad experience with fixed-income  securities.  They provide the Trust's  portfolio  managers with research and support in managing the Trust's investments.

         |X|  The Investment  Advisory  Agreement.  The Manager provides investment advisory and management services to the Trust under an investment  advisory  agreement  between the Manager and the Trust.  The Manager  selects  securities for the Trust's  portfolio and handles its  day-to-day  business.  The  agreement  requires the Manager,  at its expense,  to provide the Trust with  adequate  office space,  facilities  and  equipment.  It also  requires the Manager to provide and supervise the  activities of all  administrative  and clerical personnel  required to provide effective  administration  for the Trust.  Those  responsibilities  include the compilation and maintenance of records with respect to its  operations,  the  preparation  and filing of specified  reports,  and  composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

         Expenses not expressly  assumed by the Manager under the investment  advisory  agreement are paid by the Trust. The investment advisory  agreement  lists  examples  of  expenses  paid by the  Trust.  The  major  categories  relate  to  interest,  taxes,  fees to unaffiliated  Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including  litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

------------------------- --------------------------------------------------------------------------------------------
Fiscal Year ending 6/30                 Management Fee Paid to Centennial Asset Management Corporation
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          1999                                                    $5,601,294
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2000                                                    $5,607,527
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2001                                                    $6,049,419
------------------------- --------------------------------------------------------------------------------------------

         Under the investment  advisory  agreement,  the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses  (including the management fee but excluding  interest,  taxes,  brokerage  commissions,  and  extraordinary  expenses such as litigation  costs)  exceed in any fiscal year the lesser of: (i) 1.5% of average  annual net assets of the Trust up to $30 million plus
1% of the average annual net assets in excess of $30 million or; (ii) 25% of the total annual investment income of the Trust.

      The investment  advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase,  sale or retention of any security on its  recommendation,  whether or not such recommendation shall have been based upon its own  investigation and research or upon  investigation  and research made by any other individual,  firm or corporation,  if such  recommendation  shall have been made and such other individual,  firm or corporation shall have been selected with due care and in good faith,  provided  that  nothing in the  agreement  shall be  construed  to protect  the  Manager  against any liability to the Trust or its  shareholders by reason of willful  misfeasance,  bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

         |X|  The Distributor.  Under its General Distributor's  Agreement with the Trust, Centennial Asset Management Corporation acts as the Trust's principal  underwriter and Distributor in the continuous  public offering of the Trust's shares.  The Distributor is not obligated  to sell a  specific  number of  shares.  The  Distributor  bears the  expenses  normally  attributable  to sales,  including advertising  and the cost of  printing  and mailing  prospectuses,  other than those  furnished  to  existing  shareholders.  For other
distribution  expenses  paid  by  the  Trust,  see  the  section  entitled  "Service  Plan"  below.  The  Trust's   Sub-Distributor  is
OppenheimerFunds Distributor, Inc.

Portfolio  Transactions.  Portfolio  decisions  are based upon  recommendations  and  judgment  of the  Manager  subject to the overall authority of the Board of Trustees.  Most purchases  made by the Trust are principal  transactions  at net prices,  so the Trust incurs little or no brokerage  costs.  The Trust deals  directly  with the selling or purchasing  principal or market maker without  incurring charges for the services of a broker on its behalf  unless the Manager  determines  that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio  securities  from  underwriters  include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust  seeks to obtain  prompt  execution  of orders at the most  favorable  net  price.  If  broker/dealers  are used for portfolio  transactions,  transactions  may be directed to  broker/dealers  for their  execution  and research  services.  The research services  provided  by a  particular  broker  may be  useful  only to one or more  of the  advisory  accounts  of the  Manager  and its affiliates.  Investment  research  received for the commissions of those other accounts may be useful both to the Trust and one or more of such other  accounts.  Investment  research  services  may be supplied  to the Manager by a third party at the  instance of a broker through which trades are placed.  It may include  information and analyses on particular  companies and industries as well as market or economic  trends and  portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information  systems,  computer hardware and similar  products  and  services.  If a research  service also  assists the Manager in a  non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research  services  provided by brokers  broaden the scope and  supplement  the research  activities of the Manager.  That research  provides  additional  views and  comparisons  for  consideration,  and helps the Manager  obtain market  information  for the valuation of securities held in the Trust's portfolio or being considered for purchase.

         Subject to  applicable  rules  covering the Manager's  activities in this area,  sales of shares of the Trust and/or the other investment  companies  managed by the Manager or distributed by the  Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price,  execution and other  considerations and practices  discussed above.  Those  other  investment  companies  may also  give  similar  consideration  relating  to the sale of the  Trust's  shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Trust may experience high portfolio  turnover that may increase the Trust's  transaction costs.  However,  since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has  adopted a Service  Plan for the  shares.  The plan has been  approved  by a vote of the Board of  Trustees,  including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plan, the Manager and the Distributor may make payments to affiliates  and, in their sole  discretion,  from time to time,  may use their  own  resources  (at no direct  cost to the  Trust)  to make  payments  to  brokers,  dealers  or other  financial institutions  for  distribution  and  administrative  services they  perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of the Trust.

         The Board of Trustees and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase materially  the amount of payments to be made under a plan must be approved by  shareholders  of the class  affected by the  amendment.
The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

         While the plan is in effect,  the Treasurer of the Trust shall provide  separate  written  reports on the plan to the Board of
Trustees at least  quarterly  for its review.  The Reports  shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan  states  that  while it is in  effect,  the  selection  and  nomination  of those  Trustees  of the Trust who are not
"interested  persons" of the Trust is committed to the discretion of the  Independent  Trustees.  This does not prevent the involvement of others in the  selection  and  nomination  process as long as the final  decision as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

         Under the plan,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees has set no minimum  amount of assets to qualify for payments  under the plan.

         |X|  Service Plan Fees.  Under the service plan,  the  Distributor  currently  uses the fees it receives from the Trust to pay brokers,  dealers  and other  financial  institutions  (they are  referred  to as  "recipients")  for  personal  services  and  account maintenance  services  they provide for their  customers  who hold shares.  The services  include,  among  others,  answering  customer inquiries  about the Trust,  assisting in establishing  and  maintaining  accounts in the Trust,  making the Trust's  investment  plans available and providing other services at the request of the Trust or the Distributor.  The service plan permits  reimbursements to the
Distributor  at a rate of up to 0.20% of average annual net assets of the shares.  The  Distributor  makes payments to plan  recipients quarterly  at an annual rate not to exceed  0.20% of the average  annual net assets  consisting  of shares held in the  accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2001 payments under the plan totaled  $2,727,603,  all of which was paid by the Distributor to recipients.  That included  $168,532 paid to an affiliate of the  Distributor's  parent company.  For the fiscal year ended June 30,
2001, the Manager paid, in the aggregate,  $3,834,735 in fees out of its own resources for  distribution  assistance.  Any unreimbursed expenses the  Distributor  incurs with respect to the shares in any fiscal  quarter  cannot be recovered in  subsequent  quarters.  The
Distributor may not use payments  received under the plan to pay any of its interest  expenses,  carrying  charges,  or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation  of  Performance  Terminology.  The Trust  uses a variety of terms to  illustrate  its  performance.  These  terms  include
"yield,"  "compounded  effective  yield" and  "average  annual  total  return."  An  explanation  of how yields and total  returns  are calculated  is set forth below.  The charts below show the Trust's  performance  as of the Trust's most recent fiscal year end. You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

         The Trust's  illustrations  of its performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  If the Trust shows total returns in addition to its yields,  the returns must be for the 1-, 5- and 10-year  periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Trust's  performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the Trust's  performance  information as a basis for comparisons with other investments:

o        Yields and total returns measure the  performance of a hypothetical  account in the Trust over various periods and do not show the performance of each shareholder's  account.  Your account's  performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the  period,  or you bought your shares at a different time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

              |_| Yields.  The Trust's  current yield is calculated  for a seven-day  period of time as follows.  First,  a base period return is  calculated  for the seven-day  period by  determining  the net change in the value of a  hypothetical  pre-existing  account having  one share at the  beginning  of the  seven-day  period.  The change  includes  dividends  declared  on the  original  share and dividends  declared on any shares  purchased with  dividends on that share,  but such dividends are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the dividends  declared.  Next,  the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated  above may vary for accounts less than  approximately  $100 in value due to the effect of rounding off each daily  dividend to the nearest full cent.  The  calculation  of yield under either  procedure  described  above does not take into consideration  any realized or unrealized gains or losses on the Trust's portfolio  securities which may affect  dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         o    Total Return Information.  There are different types of "total returns" to measure the Trust's performance.  Total return is the change in value of a  hypothetical  investment in the Trust over a given  period,  assuming that all dividends and capital gains distributions  are reinvested in additional  shares and that the investment is redeemed at the end of the period.  The cumulative total return  measures  the change in value over the entire  period (for  example,  ten years).  An average  annual  total  return  shows the average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average  annual total returns do not show actual  year-by-year  performance.  The Trust uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

              |_| Average Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of  return  for each year in a  specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value ("ERV"
in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

|_|      Cumulative  Total  Return.  The  "cumulative  total  return"  calculation  measures  the  change  in value  of a  hypothetical investment of $1,000 over an entire period of years.  Its calculation
|_|      uses some of the same  factors  as  average  annual  total  return,  but it does not  average  the rate of return on an annual basis.  Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

------------------------- ---------------------- ---------------------------------------------------------------------
         Yield            Compounded Effective                Average Annual Total Returns (at 6/30/01)
 (7 days ended 6/30/01)           Yield
                              (7 days ended
                                6/30/01)
------------------------- ---------------------- ---------------------------------------------------------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                         1-Year                 5 Years               10 Years
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         3.53%                    3.59%                  5.29%                   4.90%                  4.48%
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         |X|  Other Performance  Comparisons.  Yield information may be useful to investors in reviewing the Trust's  performance.  The
Trust may make  comparisons  between its yield and that of other  investments,  by citing various indices such as The Bank Rate Monitor
National Index  (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market  accounts,  NOW accounts and certificates  of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When  comparing the Trust's yield with that of other  investments,  investors should understand that certain other investment  alternatives  such as certificates of deposit,  U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Trust may include in its  advertisements and sales literature  performance  information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

            From time to time the Trust may include in its  advertisements  and sales  literature  the total  return  performance  of a hypothetical  investment  account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset  allocation model or similar  presentation.  The account  performance may combine total return  performance of the Trust and the total return  performance of other  Oppenheimer funds included in the account.  Additionally,  from time to time, the
Trust's  advertisements  and sales  literature  may include,  for  illustrative  or  comparative  purposes,  statistical  data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination  of Net Asset Value Per Share.  The net asset value per share of the Trust is determined twice each day that the New York
Stock  Exchange  ("Exchange")  is open,  at 12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares  outstanding.  All references to time in this Statement of Additional  Information mean New York time.  The  Exchange's  most recent  annual  announcement  (which is subject to change)  states that it will close on New
Year's Day, Martin Luther King Jr. Day,  Washington's  Birthday,  Good Friday,  Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day.  It may also close on other days.

         The Trust's  Board of Trustees has adopted the  amortized  cost method to value the Trust's  portfolio  securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation  assumes a constant  amortization of any premium or accretion of any discount,  regardless of the impact of  fluctuating  interest  rates on the market value of the security.  This method does not take into  consideration  any  unrealized  capital  gains or losses on  securities.  While this method  provides  certainty in valuing  securities,  in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Trust would receive if it sold the security.

         The Trust's  Board of Trustees has  established  procedures  reasonably  designed to stabilize  the Trust's net asset value at
$1.00 per share.  Those procedures  include a review of the valuations of the Trust's portfolio  holdings by the Board of Trustees,  at intervals it deems  appropriate,  to determine  whether the Trust's net asset value  calculated by using  available  market  quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees  will  examine  the extent of any  deviation  between  the Trust's net asset value based upon  available market  quotations and amortized  cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider  what action,  if any,  should be taken.  If they find that the extent of the  deviation  may cause a material dilution or other unfair effects on shareholders,  the Board of Trustees will take whatever steps it considers  appropriate to eliminate or reduce the  dilution,  including,  among others,  withholding  or reducing  dividends,  paying  dividends  from capital or capital gains,  selling  portfolio  instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining  interest  rates,  the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends  higher) than those of a fund holding the identical  investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices.  During periods of rising interest rates,  the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance,  the Bank will ask the Trust to redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.  This  enables  the  shareholder  to  continue receiving  dividends  on those  shares  until the check is  presented  to the Trust.  Checks may not be  presented  for  payment at the offices of the Bank or the  Trust's  Custodian.  This  limitation  does not  affect  the use of checks  for the  payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time without prior notice.

         In  choosing  to take  advantage  of the  Checkwriting  privilege,  by signing  the Account  Application  or by  completing  a
Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)      for  accounts  for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an  officer,  general partner,  trustee  or other  fiduciary  or agent,  as  applicable,  duly  authorized  to act on behalf of the  registered owner(s);
(3)      authorizes  the Trust,  its  Transfer  Agent and any bank  through  which the Trust's  drafts  (checks) are payable to pay all checks drawn on the Trust  account of such  person(s)  and to redeem a  sufficient  amount of shares from that account to cover payment of each check;
         (4)  specifically  acknowledges  that if they choose to permit  checks to be honored if there is a single  signature on checks drawn against joint accounts, or accounts for corporations,  partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is  registered  in the names of more than one person or more than one  authorized  signature  appears on the
              Checkwriting card or the Application, as applicable;
(5)      understands  that the  Checkwriting  privilege  may be terminated or amended at any time by the Trust and/or the Trust's bank;
              and
(6)      acknowledges  and agrees that neither the Trust nor its bank shall incur any liability for that  amendment or  termination  of checkwriting  privileges  or for  redeeming  shares to pay  checks  reasonably  believed  by them to be  genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal  Funds wire of  redemptions  proceeds  may be delayed if the Trust's custodian  bank is not open for business on a day when the Trust would  normally  authorize  the wire to be made,  which is usually the
Trust's next regular business day following the redemption.  In those  circumstances,  the wire will not be transmitted  until the next bank business day on which the Trust is open for business.  No  distributions  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,
401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,  OppenheimerFunds  Retirement Plans," c/o the Transfer
Agent  at its  address  listed  in "How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of  Additional
Information.  The request must

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Trust's other redemption requirements.

         Participants (other than self-employed persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the  Trust  held in the  name  of the  plan  or its  fiduciary  may not  directly  request  redemption  of  their  accounts.  The  plan administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution may be made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available  from the  Transfer  Agent)  must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the
Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.
The Trust, the Manager,  the Distributor the  Sub-Distributor,  and the Transfer Agent assume no  responsibility to determine whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties  assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus,  direct  shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund(R)
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street(R)Growth & Income Fund                 OSM1 - Jennison Growth Fund
Oppenheimer Main Street(R)Opportunity Fund                     OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street(R)Small Cap Fund                       OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers All Cap Fund
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         Shares of the Trust  purchased  without a sales  charge may be exchanged  for shares of an eligible  fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by  reinvestment  of dividends or  distributions  from the Trust or any of the other eligible funds (other than  Oppenheimer  Cash Reserves) or from any unit  investment  trust for which  reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

         |_|  Limits on Multiple  Exchange  Orders.  The Trust  reserves  the right to reject  telephone or written  exchange  requests submitted in bulk by anyone on behalf of more than one account.  The Trust may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_|  Telephone Exchange Requests.  When exchanging shares by telephone,  a direct shareholder must have an existing account in the fund to which the  exchange is to be made.  Otherwise,  the  investor  must obtain a  prospectus  of that fund before the  exchange request may be  submitted.  If all telephone  lines are busy (which might occur,  for example,  during  periods of  substantial  market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing  Exchange  Requests.  Shares to be  exchanged  are redeemed on the regular  business  day the  Transfer  Agent receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business  days if it determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Trust reserves the right, in its  discretion,  to refuse any exchange request that may disadvantage it (for example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information or would include shares covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different eligible funds available for exchange have different  investment  objectives,  policies and risks. A shareholder should  assure that the fund  selected is  appropriate  for his or her  investment  and should be aware of the tax  consequences  of an exchange.  For federal  income tax purposes,  an exchange  transaction  is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor,  the Sub-Distributor,  and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

         The Trust may amend,  suspend or terminate the exchange  privilege at any time.  Although,  the Trust may impose these changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days notice prior to materially  amending or terminating  the exchange  privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the  Trust's  Dividends  and  Distributions.  The federal  tax  treatment  of the  Trust's  dividends  and capital  gains distributions  is explained  in the  Prospectus  under the caption  "Distributions  and Taxes."  Under the Internal  Revenue  Code,  by
December 31 each year, the Trust must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its  capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current year.  It if does not,  the Trust must pay an excise tax on the amounts not  distributed.  It is presently  anticipated  that the Trust will meet those  requirements.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interest of shareholders  for the Trust not to make  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital  gains  available  for  distribution  to  shareholders.  The
Trust's dividends will not be eligible for the dividends-received deduction for corporations.

         If the Trust  qualifies  as a  "regulated  investment  company"  under the Internal  Revenue  Code,  it will not be liable for federal  income taxes on amounts paid by it as  distributions.  That  qualification  enables the Trust to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them. The Trust qualified as a regulated  investment  company in its last fiscal  year and  intends to qualify in future  years,  but  reserves  the right not to qualify.  The  Internal  Revenue  Code contains a number of complex  tests to  determine  whether the Trust  qualifies.  The Trust might not meet those tests in a  particular year.  If it does not  qualify,  the Trust  will be  treated  for tax  purposes  as an  ordinary  corporation  and will  receive no tax deduction for payments of distributions made to shareholders.

         Dividends,  distributions  and the proceeds of the redemption of Trust shares  represented by checks  returned to the Transfer
Agent by the Postal Service as  undeliverable  will be invested in shares of the Trust as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Dividend  Reinvestment  in Another Trust.  Direct  shareholders  of the Trust may elect to reinvest all dividends  and/or capital gains distributions  in Class A shares of any eligible  fund listed above.  To elect this option,  the  shareholder  must notify the Transfer
Agent in writing and must have an existing  account in the fund  selected  for  reinvestment.  Otherwise,  the  shareholder  first must obtain a prospectus  for that fund and an application  from the  Distributor  to establish an account.  The investment  will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales agreement with the  Sub-Distributor.  The Distributor and the  Sub-Distributor  also distribute  shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder  Services,  Inc. the Trust's  Transfer  Agent, is responsible for maintaining the Trust's  shareholder registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to  shareholders  of the Trust.  It also handles shareholder servicing and administrative functions.

The Custodian.  Citibank,  N.A. is the Custodian of the Trust's  assets.  The Custodian's  responsibilities  include  safeguarding  and controlling  the Trust's  portfolio  securities  and  handling the delivery of such  securities  to and from the Trust.  It will be the practice of the Trust to deal with the Custodian in a manner  uninfluenced by any banking  relationship the Custodian may have with the
Manager and its  affiliates.  The Trust's cash balances  with the Custodian in excess of $100,000 are not protected by federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the independent  auditors of the Trust. They audit the Trust's  financial  statements and perform other related audit services.  They also act as auditors for the Manager and  OppenheimerFunds,  Inc. and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
Centennial Government Trust

To the Shareholders and Board of Trustees of Centennial Government Trust:

We have audited the accompanying statement of assets and liabilities of
Centennial Government Trust, including the statement of investments, as of June
30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Centennial Government Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 23, 2001
12 STATEMENT OF INVESTMENTS June 30, 2001 Centennial Government Trust

                                                                                     PRINCIPAL              VALUE
                                                                                       AMOUNT             SEE NOTE 1
                                                                                    ------------        ---------------

REPURCHASE AGREEMENTS--15.4%
Repurchase agreement with PaineWebber, Inc., 4.01%, dated 6/29/01, to be repurchased at $224,274,920 on 7/2/01, collateralized by Federal National
Mortgage Assn., 7%, 6/1/28, with a value of $85,277,425, Federal Home Loan
Mortgage Corp., 6.50%, 3/1/29, with a value of $91,069,151 and Government
National Mortgage Assn., 6.50%, 4/20/28, with a value of $52,796,280
  (Cost $ 224,200,000)                                                                 $224,200,000         $224,200,000

U.S. GOVERNMENT AGENCIES--84.9%
Federal Farm Credit Bank:
 3.80%, 7/20/01                                                                          20,000,000           19,959,889
Federal Home Loan Bank:
 3.67%, 9/28/01                                                                          20,000,000           19,818,539
 3.77%, 7/24/01                                                                          33,600,000           33,519,071
 3.79%, 8/15/01(1)                                                                       35,000,000           34,975,972
 4.14%, 7/25/01                                                                          35,000,000           34,903,400
 4.60%, 7/6/01                                                                            8,000,000            7,994,889
 4.81%, 8/24/01                                                                          48,643,000           48,295,117
 5.20%, 7/11/01                                                                          46,000,000           45,938,156
 5.21%, 7/18/01                                                                          40,000,000           39,912,167
 5.49%, 7/13/01                                                                          40,000,000           39,938,000
 5.82%, 7/9/01(1)                                                                        23,000,000           23,002,138
 5.875%, 9/17/01                                                                         16,500,000           16,562,394
 6%, 11/15/01                                                                            17,000,000           17,124,492
 6.346%, 2/26/02                                                                          8,500,000            8,621,714
 6.375%, 12/5/01                                                                         20,525,000           20,741,941
 6.55%, 9/28/01                                                                          11,695,000           11,744,607
 6.70%, 12/19/01                                                                         10,000,000           10,122,306
 6.75%, 2/15/02                                                                           5,000,000            5,079,465
Federal Home Loan Mortgage Corp.:
 3.53%, 8/21/01                                                                          20,000,000           19,899,983
 3.595%, 7/26/01(1)                                                                      25,000,000           24,982,500
 3.67%, 12/6/01                                                                          30,000,000           29,516,783
 3.71%, 9/6/01                                                                           20,000,000           19,861,906
 3.897%, 8/23/01                                                                         48,000,000           47,724,612
 4.12%, 8/2/01                                                                           25,000,000           24,908,444
 4.13%, 7/26/01                                                                          25,000,000           24,928,299
 4.15%, 5/15/02                                                                          25,000,000           24,980,469
3 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Government Trust

                                                                PRINCIPAL                VALUE
                                                                 AMOUNT                SEE NOTE 1
                                                            -----------------       ---------------

U.S. GOVERNMENT AGENCIES (Continued)
Federal Home Loan Mortgage Corp.: (Continued)
  4.40%, 5/8/02                                               $  25,000,000           $  24,994,141
  4.478%, 7/12/01                                                57,824,000              57,743,954
  4.56%, 7/6/01-7/19/01                                          48,000,000              47,928,433
  4.58%, 7/27/01                                                 53,000,000              52,824,688
  4.59%, 7/5/01                                                  25,000,000              24,987,250
  4.65%, 9/13/01                                                 47,000,000              46,658,963
  4.75%, 12/14/01                                                42,365,000              42,558,410
Federal National Mortgage Assn.:
  3.83%, 8/16/01                                                 15,000,000              14,926,592
  4.625%, 10/15/01                                               20,000,000              20,051,563
  5.94%, 9/4/01                                                  45,000,000              45,142,479
  6.24%, 12/6/01                                                 10,000,000              10,095,382
  6.40%, 12/21/01                                                 6,000,000               6,066,827
  6.48%, 11/2/01                                                  5,325,000               5,372,109
  6.64%, 9/18/01                                                 11,000,000              11,059,085
FNMA Master Credit Facility:
  3.86%, 9/4/01                                                   7,000,000               6,951,214
  4.08%, 11/1/01                                                 45,000,000              44,372,700
  4.67%, 7/3/01                                                  36,000,000              35,990,660
  5.10%, 8/1/01                                                  49,000,000              48,784,808
Overseas Private Investment Corp.:
  4.076%, 7/20/01(1)(2)                                           2,642,406               2,666,223
  5.736%, 7/20/01(1)(2)                                           3,167,710               3,178,286
Student Loan Marketing Assn., guaranteeing commercial
paper of New Hampshire Higher Education Loan Corp.,
Series 1995A:
  3.83%, 7/23/01                                                 15,917,000              15,879,745
  3.85%, 7/16/01                                                 15,000,000              14,975,937
                                                                                      -------------
Total U.S. Government Agencies (Cost $1,238,266,702)                                  1,238,266,702
                                                                                      -------------
Total Investments, at Value (Cost $1,462,466,702)                     100.3%          1,462,466,702
Liabilities in Excess of Other Assets                                  (0.3)             (4,961,882)
                                                                 -----------          -------------
Net Assets                                                            100.0%        $ 1,457,504,820
                                                                 ==========         ===============
---------- 1. Represents the current interest rate for a variable rate security. 2. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements. See accompanying Notes to Financial Statements. 4 STATEMENT OF ASSETS AND LIABILITIES June 30, 2001 Centennial Government Trust

ASSETS
Investments, at value (Cost $1,462,466,702)Esee accompanying statement                     $ 1,462,466,702
Cash                                                                                             1,896,555
Receivables and other assets:
  Interest                                                                                       3,714,963
  Shares of beneficial interest sold                                                             2,962,843
  Other                                                                                             58,725
                                                                                           ---------------
    Total assets                                                                             1,471,099,788
                                                                                           ===============
LIABILITIES
Payables and other liabilities:
  Dividends                                                                                      1,281,316
  Shares of beneficial interest redeemed                                                        11,939,300
  Shareholder reports                                                                              145,136
  Service plan fees                                                                                111,532
  Trustees' compensation                                                                             7,042
  Other                                                                                            110,642
                                                                                           ---------------
    Total liabilities                                                                           13,594,968
                                                                                           ---------------
NET ASSETS                                                                                 $ 1,457,504,820
                                                                                           ===============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                            $ 1,457,723,867
Accumulated net realized gain (loss) on investment transactions                                   (219,047)
                                                                                           ---------------
NET ASSETS--applicable to 1,457,723,867 shares of beneficial interest
outstanding                                                                                $ 1,457,504,820
                                                                                           ===============
NET ASSETS VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                            $          1.00
See accompanying Notes to Financial Statements. 5 STATEMENT OF OPERATIONS For the Year Ended June 30, 2001 Centennial Government Trust

INVESTMENT INCOME--Interest                                              $ 80,100,943
                                                                         ------------
EXPENSES
Management fees                                                             6,049,419
Service plan fees                                                           2,727,603
Transfer and shareholder servicing agent fees                                 678,718
Shareholder reports                                                           251,476
Custodian fees and expenses                                                    48,318
Trustees' compensation                                                         20,015
Other                                                                         175,287
                                                                         ------------
  Total expenses                                                            9,950,836
    Less reduction to custodian expenses                                      (12,349)
                                                                         ------------
  Net expenses                                                              9,938,487
                                                                         ------------
NET INVESTMENT INCOME                                                      70,162,456
                                                                         ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                       328,977
                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 70,491,433
                                                                         ============
See accompanying Notes to Financial Statements. 6 STATEMENTS OF CHANGES IN NET ASSETS Centennial Government Trust

                                                                                           YEAR ENDED JUNE 30,
                                                                                --------------------------------------
                                                                                      2001                  2000
                                                                                --------------        ----------------

OPERATIONS
Net investment income (loss)                                                   $    70,162,456        $    61,238,668
Net realized gain (loss)                                                               328,977                 13,728
                                                                               ---------------        ---------------
Net increase (decrease) in net assets resulting from operations                     70,491,433             61,252,396
                                                                               ---------------        ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS                                     (70,162,456)           (61,238,668)
                                                                               ---------------        ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
  beneficial interest transactions                                                 265,420,116            (21,379,309)
                                                                               ---------------        ---------------
NET ASSETS
Total increase (decrease)                                                          265,749,093            (21,365,581)
Beginning of period                                                              1,191,755,727          1,213,121,308
                                                                               ---------------        ---------------
End of period                                                                  $ 1,457,504,820        $ 1,191,755,727
                                                                               ===============        ===============
See accompanying Notes to Financial Statements. 7 FINANCIAL HIGHLIGHTS Centennial Government Trust

                                                                              YEAR ENDED JUNE 30,
                                              ---------------------------------------------------------------------------------
                                                 2001              2000              1999             1998              1997
                                              ---------         ---------         ---------         ---------         ---------

PER SHARE OPERATING DATA
Net asset value, beginning of period          $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
Income from investment operations--
  net investment income and
  net realized gain                                 .05               .05               .04               .05               .05
Dividends and/or distributions to
  shareholders                                     (.05)             (.05)             (.04)             (.05)             (.05)
                                              ---------         ---------         ---------         ---------         ---------
Net asset value, end of period                $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
                                              =========         =========         =========         =========         =========
TOTAL RETURN(1)                                    5.29%             5.07%             4.47%             4.93%             4.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $   1,458         $   1,192         $   1,213         $   1,132         $   1,027
Average net assets (in millions)              $   1,367         $   1,244         $   1,245         $   1,117         $   1,032
Ratios to average net assets:(2)
Net investment income                              5.13%             4.92%             4.37%             4.82%             4.65%
Expenses                                           0.73%             0.74%             0.74%             0.75%(3)          0.76%(3)
---------------- 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year. 3. Expense ratio reflects the reduction to custodian expenses. See accompanying Notes to Financial Statements. 8 NOTES TO FINANCIAL STATEMENTS Centennial Government Trust 1. SIGNIFICANT ACCOUNTING POLICIES Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust. Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value. Repurchase Agreements. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited. Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 2001, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:

                            EXPIRING
                            --------

                            2004        $195,788
                            2005          16,379
                                        --------
                            Total       $212,167
                                        ========

        Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

        Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

9 NOTES TO FINANCIAL STATEMENTS (Continued) Centennial Government Trust 2. SHARES OF BENEFICIAL INTEREST The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JUNE 30, 2001                      YEAR ENDED JUNE 30, 2000
                                  --------------------------------------        ---------------------------------------
                                        SHARES                AMOUNT                 SHARES                 AMOUNT
                                  ---------------        ---------------        ---------------        ---------------

 Sold                             3,739,905,295          $ 3,739,905,295        3,599,296,440          $ 3,599,296,440
 Dividends and/or
   distributions reinvested          70,389,432               70,389,432           58,889,090               58,889,090
 Redeemed                        (3,544,874,611)          (3,544,874,611)      (3,679,564,839)          (3,679,564,839)
                                  ---------------        ---------------        ---------------         ---------------
 Net increase (decrease)            265,420,116          $   265,420,116          (21,379,309)         $   (21,379,309)
                                  ===============        ===============        ===============         ===============
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust’s net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of net assets in excess of $1.5 billion. In the agreement, the Manager guarantees that the Trust’s total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust’s management fee for year ended June 30, 2001, was an annualized rate of 0.44%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2001, the Trust paid $168,532 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

10 NOTES TO FINANCIAL STATEMENTS (Continued) Centennial Government Trust 4. ILLIQUID SECURITIES

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2001, was $5,844,509, which represents 0.40% of the Trust’s net assets.

Appendix A Description of Securities Ratings Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers. SHORT TERM DEBT RATINGS. Moody's Investors Service, Inc. ("Moody's") The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers: Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows: MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's") --------------------------------------------------------------------------------------------------------- The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment: A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong. A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. Standard and Poor's ratings for Municipal Notes due in 3 years or less: ------------------------------------------------------------------------ SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation. SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+"). Fitch, Inc. ("Fitch") --------------------- Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes: F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings. LONG TERM DEBT RATINGS. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations. Moody's ------- Bonds (including municipal bonds) are rated as follows: Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues. Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities. Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Standard and Poor's ------------------- Bonds (including municipal bonds maturing beyond 3 years) are rated as follows: AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong. Fitch ----- AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+". B-1 Appendix B --------------------------------------------------------------------------------------------------------------------------------------- Industry Classifications --------------------------------------------------------------------------------------------------------------------------------------- Aerospace & Defense Household Products Air Freight & Couriers Industrial Conglomerates Airlines Insurance Asset Backed Securities Internet & Catalog Retail Auto Components Internet Software & Services Automobiles Information Technology Consulting & Services Banks Leasing & Factoring Beverages Leisure Equipment & Products Biotechnology Machinery Broker-Dealer Marine Building Products Media Chemicals Metals & Mining Commercial Finance Multiline Retail Commercial Services & Supplies Multi-Utilities Communications Equipment Municipal Computers & Peripherals Office Electronics Construction & Engineering Oil & Gas Construction Materials Paper & Forest Products Consulting & Services Personal Products Consumer Finance Pharmaceuticals Containers & Packaging Real Estate Distributors Repurchase Agreements Diversified Financials Road & Rail Diversified Telecommunication Services Semiconductor Equipment & Products Electric Utilities Software Electrical Equipment Special Purpose Financial Electronic Equipment & Instruments Specialty Retail Energy Equipment & Services Textiles & Apparel Food & Drug Retailing Tobacco Food Products Trading Companies & Distributors Foreign Government Transportation Infrastructure Gas Utilities U.S. Government Agencies-Full Faith and Credit Agencies Health Care Equipment & Supplies U.S. Government Agencies-Government Sponsored Enterprises Health Care Providers & Services U.S. Government Instrumentalities Hotels Restaurants & Leisure U.S. Government Obligations Household Durables Water Utilities Wireless Telecommunication Services --------------------------------------------------------------------------------------------------------------------------------------- Centennial Government Trust --------------------------------------------------------------------------------------------------------------------------------------- Investment Advisor and Distributor Centennial Asset Management Corporation 6803 South Tucson Way Englewood, Colorado 80112 Sub-Distributor OppenheimerFunds Distributor, Inc. P.O. Box 5254 Denver, Colorado 80217 Transfer Agent Shareholder Services, Inc. P.O. Box 5143 Denver, Colorado 80217 1.800.525.9310 Custodian of Portfolio Securities Citibank, N.A. 399 Park Avenue New York, New York 10043 Independent Auditors Deloitte & Touche LLP 555 Seventeenth Street Denver, Colorado 80202 Legal Counsel Myer, Swanson, Adams & Wolf, P.C. 1600 Broadway Denver, Colorado 80202 PX0170.001(rev)070102 -------- Partners1Mr. Grabish is only a Trustee of Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust and Centennial California Tax Exempt Trust and a Managing General Partner of Centennial America Fund, L.P. Mr. Malone and Mrs. Hamilton are not Trustees of Oppenheimer Senior Floating Rate Fund. 2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Trust and who do not have any direct or indirect financial interest in the operation of any agreement under the plan.